Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party payable balance	$ 0	$ 26,750
Related party receivable balance	58,017	48,642
Management [Member]
Related Party Transaction [Line Items]
Consulting fees	0	28,000
Board One [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Officers' Compensation	40,000	32,000
Board One [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Officers' Compensation	$ 43,750	$ 37,000